PROPERTY AND EQUIPMENT, INTANGIBLE ASSETS - Schedule of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 14
Ending balance	170	$ 14
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	102	86
Additions	172	16
Ending balance	274	102
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(88)	(85)
Depreciation	(16)	(3)
Ending balance	(104)	(88)
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9
Ending balance	166	9
Computer Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33	21
Additions	172	12
Ending balance	205	33
Computer Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(21)
Depreciation	(15)	(3)
Ending balance	(39)	(24)
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5
Ending balance	4	5
Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69	65
Additions	0	4
Ending balance	69	69
Furniture and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(64)	(64)
Depreciation	(1)	0
Ending balance	$ (65)	$ (64)